CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit Cumulative effect of accounting change CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests Cumulative effect of accounting change CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Cumulative effect of accounting change CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2017	¥ 24,786				¥ 19,240,912				¥ 12,333			¥ (14,886,214)			¥ 678			¥ 4,392,495
Balance at beginning of the year (in shares) at Dec. 31, 2017 | shares	374,514,399	374,514,399
Net loss for the year												(507,988)			(403)			(508,391)
Other comprehensive income/loss									111,590									111,590
Appropriation to Statutory Reserves							¥ 3,771					(3,771)
Share-based compensation					109,107													109,107
Contributions from non-controlling interest shareholders															2,446			2,446
Acquisition of non-controlling interests					(167)										(678)			(845)
Newly deposited and issued to depository bank-Citibank, N.A. ("Citi") (in shares) | shares	18,000,000	18,000,000
Settlement of exercised share options and vested restricted shares with shares held by Citi (Note 21) (in shares) | shares	(12,903,413)	(12,903,413)
Exercise of share options and vesting of restricted shares (Note 21)	¥ 1,202				57,608													¥ 58,810
Exercise of share options and vesting of restricted shares (Note 21) (in shares) | shares	12,903,413	12,903,413																12,903,413	12,903,413
Balance at end of the year (ASU 2016-13) at Dec. 31, 2018											¥ (25,054)						¥ (25,054)
Balance at end of the year at Dec. 31, 2018	¥ 25,988				19,407,460		3,771		123,923			(15,423,027)			2,043			¥ 4,140,158
Balance at end of the year (in shares) at Dec. 31, 2018 | shares	392,514,399	392,514,399
Net loss for the year												(202,416)			(16,652)			(219,068)
Other comprehensive income/loss									39,273									39,273
Appropriation to Statutory Reserves							4,094					(4,094)
Share-based compensation					98,504													98,504
Purchase of capped calls					(159,138)													(159,138)
Contributions from non-controlling interest shareholders															8,318			8,318
Acquisition of non-controlling interests															663			663
Settlement of exercised share options and vested restricted shares with shares held by Citi (Note 21) (in shares) | shares	(2,056,804)	(2,056,804)
Exercise of share options and vesting of restricted shares (Note 21)					6,574													6,574
Exercise of share options and vesting of restricted shares (Note 21) (in shares) | shares	2,056,804	2,056,804
Balance at end of the year at Dec. 31, 2019	¥ 25,988				19,353,400		7,865		163,196			(15,629,537)			(5,628)			3,915,284
Balance at end of the year (in shares) at Dec. 31, 2019 | shares	392,514,399	392,514,399
Net loss for the year												(2,025,508)			(25,716)			(2,051,224)	$ (314,367)
Other comprehensive income/loss									(11,519)									(11,519)
Appropriation to Statutory Reserves							173					(173)
Share-based compensation					138,201													138,201
Repurchase of ordinary shares																		(211,352)
Repurchase of ordinary shares (in shares) | shares	(6,395,050)	(6,395,050)	(211,352,000)	(211,352,000)
Contributions from non-controlling interest shareholders					(4,874)										5,071			197
Acquisition of non-controlling interests															300			300
Settlement of exercised share options and vested restricted shares with shares held by Citi (Note 21) (in shares) | shares	(2,869,291)	(2,869,291)
Exercise of share options and vesting of restricted shares (Note 21)					505													505
Exercise of share options and vesting of restricted shares (Note 21) (in shares) | shares	2,869,291	2,869,291
Balance at end of the year at Dec. 31, 2020	¥ 25,988	$ 3,983	¥ (211,352)	$ (32,391)	¥ 19,487,232	$ 2,986,549	¥ 8,038	$ 1,232	¥ 151,677	$ 23,246	¥ (55,746)	¥ (17,710,964)	$ (2,714,324)	¥ (42)	¥ (26,015)	$ (3,987)	¥ (55,788)	¥ 1,724,604	$ 264,308
Balance at end of the year (in shares) at Dec. 31, 2020 | shares	386,119,349	386,119,349